Significant Accounting Policies - Stock-based Compensation and Variable Interest Entity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2015 USD ($) payment	Dec. 31, 2014 USD ($)
Variable Interest Entity, Primary Beneficiary | Terms of Generic Sourcing Venture
Variable Interest Entity [Line Items]
Ownership percentage by noncontrolling owners		50.00%
Ownership percentage by parent		50.00%
Initial contractual term	10 years
Number of quarterly payments due (in quarterly payments) | payment		39
Increase in contractual obligation payment received | $		$ 122	$ 26
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of the stock award (in years)		3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of the stock award (in years)		5 years